Preparation of Interim Financial Statements and Other Items - Provision for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Ownership Interests [Line Items]
Non-controlling interest owned (as a percentage)	64.70%
Current:
Federal	$ 211
State	240		$ 594	$ 229	$ 474
Foreign	238		735	448	246
Total current income taxes	689		1,329	677	720
Deferred:
Federal	762
State	128
Foreign	73		220	132	64
Total deferred income taxes	963	$ 29
Total provision for income taxes	$ 1,652	$ 154	1,549	$ 809	$ 784
Cactus LLC
Other Ownership Interests [Line Items]
Ownership interest (as a percent)	35.30%
Deferred:
Total provision for income taxes			$ 0